Inventory, net	12 Months Ended
Dec. 31, 2024
Inventory, net
Inventory, net

Note 7 – Inventory, net

Inventory consisted of the following:

	December 31,	December 31,
	2024	2023
Raw materials	$187,497	$234,846
Finished products	3,751	1,518
Total inventory	$191,248	$236,364

 For the years ended December 31, 2024, 2023 and 2022, the Group recorded inventory markdown in the amounts of nil, nil and $12,376, respectively.